Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2013
Registrant Name	dei_EntityRegistrantName	FEDERATED EQUITY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000745968
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 23, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jul. 22, 2014
Prospectus Date	rr_ProspectusDate	Jul. 22, 2014